Revenue - Schedule of Future Minimum Revenues Received Based on Segment (Details) $ in Millions	Dec. 31, 2023 USD ($)
Segment Reporting Information Revenue [Line Items]
2024	$ 2,005.4
2025	1,869.6
2026	1,550.7
2027	1,091.3
2028	683.6
Thereafter	2,741.5
Future minimum revenues receivable	9,942.1
Vessel Leasing
Segment Reporting Information Revenue [Line Items]
2024	1,921.0
2025	1,791.8
2026	1,550.7
2027	1,091.3
2028	683.6
Thereafter	2,741.5
Future minimum revenues receivable	9,779.9
Mobile Power Generation
Segment Reporting Information Revenue [Line Items]
2024	84.4
2025	77.8
2026	0.0
2027	0.0
2028	0.0
Thereafter	0.0
Future minimum revenues receivable	$ 162.2